Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 1,422	$ 1,588
Realized	4	4
Unrealized	88	(6)
Net unrealized gains (losses) included in OCI	14	38
Transfer in to Level 3	4	39
Transfer out of Level 3	(36)	(21)
Purchases/Issuances	389	369
Sales/Settlements	(932)	(589)
Closing balance	953	1,422
Opening balance	(1,995)	(1,009)
Realized	(37)	(56)
Unrealized	(649)	(1,249)
Transfer in to Level 3	(7)	(1)
Transfer out of Level 3	414	89
Purchases/Issuances	(143)	(231)
Sales/Settlements	301	462
Closing balance	(2,116)	(1,995)
Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(409)	(742)
Realized	(40)	(68)
Unrealized	85	58
Transfer in to Level 3	(2)
Transfer out of Level 3	1	3
Purchases/Issuances	(129)	(131)
Sales/Settlements	252	471
Closing balance	(242)	(409)
Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(1,533)	(136)
Unrealized	(728)	(1,288)
Transfer out of Level 3	407	11
Purchases/Issuances	(11)	(95)
Sales/Settlements	48	(25)
Closing balance	(1,817)	(1,533)
Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	18	35
Unrealized		(46)
Transfer in to Level 3		27
Transfer out of Level 3	(10)
Purchases/Issuances	12	1
Sales/Settlements	1	1
Closing balance	21	18
Foreign exchange derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Unrealized	24
Transfer out of Level 3	(24)
Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(50)	(54)
Realized	3	8
Unrealized	(5)	(4)
Closing balance	(52)	(50)
Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	45	49
Realized	(3)	(8)
Unrealized	5	4
Sales/Settlements	(1)
Closing balance	46	45
Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(3)	(77)
Realized		4
Unrealized	(1)	(15)
Transfer in to Level 3	(5)	(1)
Transfer out of Level 3	6	75
Purchases/Issuances	(3)	(5)
Sales/Settlements	1	16
Closing balance	(5)	(3)
Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	4	13
Realized	1	1
Unrealized		(2)
Transfer in to Level 3	4	12
Transfer out of Level 3	(2)	(21)
Purchases/Issuances	5	3
Sales/Settlements	(8)	(2)
Closing balance	4	4
Corporate equity [member] | Equity securities mandatorily measured at FVTPL and designated at FVOCI [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	459	396
Realized	6	11
Unrealized	53	53
Net unrealized gains (losses) included in OCI	16	(21)
Purchases/Issuances	213	102
Sales/Settlements	(160)	(82)
Closing balance	587	459
Mortgage and asset backed [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	207	55
Purchases/Issuances	159	205
Sales/Settlements	(215)	(53)
Closing balance	151	207
Corporate debt [member] | Debt securities mandatorily measured and designated at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	2	2
Sales/Settlements	(2)
Closing balance		2
Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	687	1,038
Unrealized	6	(15)
Net unrealized gains (losses) included in OCI	(2)	59
Purchases/Issuances		58
Sales/Settlements	(547)	(453)
Closing balance	$ 144	$ 687